Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,935	$ 892	$ 1,513	$ 1,258
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	431	204
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	872	196
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 632	$ 492